Short-Term and Long-Term Borrowings - Additional Information (Detail) - CNY (¥) ¥ in Thousands	1 Months Ended	6 Months Ended
	May 31, 2024	Jun. 30, 2025	Jul. 31, 2026	Jun. 26, 2026	May 31, 2026	Apr. 19, 2026	Jul. 31, 2025	Jun. 26, 2025	May 31, 2025	Apr. 27, 2025	Apr. 24, 2025	Apr. 19, 2025	Dec. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	Jun. 26, 2024	Apr. 27, 2024	Apr. 24, 2024	Apr. 19, 2024	Apr. 27, 2023	Apr. 24, 2023
Schedule of Debt [Line Items]
Debt instrument, face amount	¥ 75,000													¥ 10,000		¥ 10,000			¥ 43,000	¥ 80,000	¥ 50,000
Debt instrument, annual principal payment	1,500		¥ 8,000	¥ 6,000	¥ 71,500	¥ 40,000	¥ 2,000	¥ 3,500	¥ 2,000	¥ 76,500	¥ 42,500	¥ 3,000				¥ 500	¥ 2,000	¥ 5,000		¥ 1,500	¥ 2,500
Debt instrument, repurchase amount		¥ 1,500													¥ 0
Debt, weighted average interest rate		3.49%											3.68%
Debt instrument, periodic payment	¥ 78,500
Unsecured Bank Loan One [Member]
Schedule of Debt [Line Items]
Debt instrument, periodic payment		¥ 3,000
Unsecured Bank Loan Three [Member]
Schedule of Debt [Line Items]
Debt instrument, periodic payment		¥ 500